Income taxes - Changes in deferred tax assets and liabilities and net amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liability beginning balance	$ 5,485	$ 3,179	$ 7,655
Charged/(credited) to the Consolidated statement of income	2,169	1,831	(2,375)
Charged/(credited) to Other comprehensive income	239	(66)	105
Acquisitions and disposals	(423)	981	(968)
Foreign currency translation effects and other effects	(1,362)	(440)	(1,238)
Net deferred tax liability ending balance	6,108	5,485	$ 3,179
Net deferred tax assets and liabilities
Deferred tax assets	4,900	7,936
Deferred tax liabilities	12,726	13,345
Net deferred tax classified as held for sale	$ 1,717	$ (76)